Schedule of Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Lease liabilities – noncurrent portion	$ 7,620	$ 8,475	$ 10,176
Other noncurrent liabilities	1,076	863	1,380
Total other noncurrent liabilities	$ 8,696	$ 9,338	$ 11,556